Transactions with Related Parties - CEO & Members of BoD (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Apr. 17, 2012 Chairman and CEO	Dec. 21, 2010 Chairman and CEO USD ($)	Dec. 31, 2013 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2013 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2012 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2012 BoD member - Mr. Georghiades EUR (€)	Dec. 31, 2011 BoD member - Mr. Georghiades USD ($)	Dec. 31, 2011 BoD member - Mr. Georghiades EUR (€)
Related Party Transaction [Line Items]
Percentage of common stock sold to a company controlled by the related party					2.38%
Offering price per share					$ 17.5
Number of common shares of Ocean Rig previously owned by Dryships purchased by companies affiliated with Chairman and Chief Executive Officer				2,185,000	2,869,428
Legal fees	$ 6,000,000	$ 4,524,000	$ 0			$ 18,000	€ 13,193	$ 55,000	€ 41,623	$ 61,000	€ 47,390